REVENUE FROM CONTRACT WITH CUSTOMERS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
REVENUE FROM CONTRACT WITH CUSTOMERS

4.	REVENUE FROM CONTRACT WITH CUSTOMERS

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods or services
Construction contract revenue	12,639	8,690	1,198
Operation and maintenance services	—	405	56
Operation services of service concession arrangement	3,433	3,121	430
Total revenue from contracts with customers	16,072	12,216	1,684

Geographic market
Mainland China	16,072	12,216	1,684

Timing of revenue recognition
Over time	16,072	12,216	1,684
Total revenue from contracts with customers	16,072	12,216	1,684

(i)	The Group had neither revenue from the exploration and mining segment, nor inter-segment revenue for six months ended June 30, 2022 and 2023. No revenue was recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods.

(ii) Performance obligation

Construction services

The Group’s performance in respect of construction services creates or enhances an asset or work in progress that the customer controls as the asset is created or enhanced. The Group satisfies the performance obligation and recognizes revenue over time, by reference to completion of the specific transaction assessed on the basis of the surveyors’ assessment of work performed for each contract.

Operation and maintenance services

Revenue from maintenance services is recognized over the period of time that the services are rendered, and the benefits are received and consumed simultaneously by the customers.

Operation services of service concession arrangements

The operation revenue from service concession arrangements is recognized over the period of time that the services are rendered, and the benefits are received and consumed simultaneously by the customers.

(iii) Significant financing components

The majority of the Group’s customers are town/village government entities or main contractors of governmental infrastructure projects whose time of payment for the service or goods received from the Group depends on the appropriation and approval of funds. Certain customers for construction services, sales of wastewater treatment equipment, and maintenance services will generally settle the amounts owed to the Group in a number of specified instalments covering periods ranging from one year to five years. Therefore, the Group’s management considers the contracts with customers which are town/village government entities or main contractors of the governmental infrastructure projects as containing a significant financing component. For each of the six months ended June 30, 2022 and 2023, the respective revenue considerations were adjusted for this financing component based on an imputed interest rate of 4.75% per annum and the Group’s revenue was adjusted to CNY771 and CNY597 (US$82), respectively. The interest income related to the significant financing components is disclosed in Note 5 to the financial statements.